CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Available-for-sale fixed maturity securities, at fair value (net of allowance for credit losses of $27 and $30, respectively; amortized cost of $53,651 and $19,341, respectively)		$ 53,802	$ 18,777
Equity securities, at fair value		3,854	3,663
Mortgage loans on real estate, at amortized cost (net of allowance for credit losses of $158 and $60, respectively)		12,426	5,962
Private loans, at amortized cost (net of allowance for credit losses of $97 and $44, respectively)		5,204	1,198
Investment real estate, at cost (net of accumulated depreciation of $232 and $325, respectively)		2,366	861
Real estate partnerships		3,438	3,110
Investment funds		6,111	2,483
Policy loans		276	390
Short-term investments, at estimated fair value		4,400	3,115
Other invested assets		1,089	279
Total investments		92,966	39,838
Cash and cash equivalents		12,243	4,308
Accrued investment income		860	280
Deferred policy acquisition costs, deferred sales inducements and value of business acquired		10,696	2,468
Reinsurance funds withheld		1,517	7,248
Premiums due and other receivables		647	711
Ceded unearned premiums		520	401
Deferred tax asset		760	432
Reinsurance recoverables and deposit assets		13,195	3,388
Property and equipment (net of accumulated depreciation of $377 and $340, respectively)		272	294
Intangible assets (net of accumulated amortization of $106 and $9, respectively)		1,690	235
Goodwill		783	121
Other assets		2,461	730
Separate account assets		1,343	1,189
Total assets		139,953	61,643
Liabilities
Future policy benefits		14,088	9,813
Policyholders’ account balances		83,079	24,939
Policy and contract claims		7,659	7,288
Deposit liabilities		1,502	1,577
Market risk benefits		3,655	89
Unearned premium reserve		1,843	2,056
Other policyholder funds		347	335
Notes payable		189	174
Corporate borrowings		1,022	1,706
Subsidiary borrowings		3,329	1,863
Funds withheld for reinsurance liabilities		3,392	83
Separate account liabilities		1,343	1,189
Total liabilities		126,877	52,794
Mezzanine equity
Class A redeemable junior preferred shares ($25 par value)		0	2,694
Equity
Retained earnings		2,054	945
Accumulated other comprehensive income (loss)		204	(120)
Non-controlling interests		850	146
Total equity		13,076	6,155
Total liabilities, mezzanine equity and equity		139,953	61,643
Class A exchangeable and Class B shareholders
Equity
Common stock, carrying amount	[1]	1,442	1,577
Class C Shares
Equity
Common stock, carrying amount		8,526	3,607
Related Party
Assets
Total investments		12,500
Liabilities
Due to related parties		684	564
Nonrelated Party
Liabilities
Other liabilities		$ 4,745	$ 1,118

[1]	On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Share capital as of December 31, 2023 includes amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation. For further details, refer to Note 23.
(2)2,000,000 Class A exchangeable shares were held in treasury as of December 31, 2024. There were no shares held in treasury as of December 31, 2023.